SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024, excluding the nine months ended September 30, 2024	$ 224
2025	893
2026	780
2027	780
2028	96
2029 and thereafter
TOTAL	$ 2,773